Investments in Unconsolidated Subsidiaries and Affiliates (Tables)	12 Months Ended
Dec. 31, 2012
Investments in Unconsolidated Subsidiaries and Affiliates [Abstract]
Summary of investments in unconsolidated subsidiaries and affiliates

A summary of investments in unconsolidated subsidiaries and affiliates as of December 31, 2012, and 2011 is as follows:

	2012	2011
	(in millions)
Equity method	$340	$501
Cost method	5	5

Total	$345	$506

Summary of results of operations reported by the investees

A summary of the combined results of operations and financial position as reported by the investees that CNH accounts for using the equity method is as follows:

	For the Years Ended December 31,
	2012	2011	2010
	(in millions)
Net revenue	$1,856	$5,697	$4,374
Finance and interest income	63	67	62

Total revenue	$1,919	$5,764	$4,436

Gross profit	$388	$1,312	$1,022

Operating income	$311	$663	$577

Net income	$243	$320	$301

Summary of results of financial position as reported by the investees

	As of December 31,
	2012	2011
	(in millions)
Current assets	$1,938	$5,658
Noncurrent assets	1,339	1,311

Total assets	$3,277	$6,969

Current liabilities	$1,347	$4,733
Noncurrent liabilities	1,116	749

Total liabilities	$2,463	$5,482

Total equity	$814	$1,487